Income Taxes - Schedule of Reconciliation of the U.S. Federal Statutory Income Tax (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Reconciliation Of The Federal Income Tax [Abstract]
Federal statutory income tax rate	21.00%	21.00%
State income taxes, net of federal benefits	9.80%	3.00%
Research and development tax credits	1.50%	1.00%
Interest accretion expense	8.60%	5.50%
Change in valuation allowance	(46.10%)	(21.60%)
Mark to market warrant	2.80%	(5.70%)
Other permanent items	2.40%	(1.00%)
Effective income tax rate	0.00%	2.20%